GREAT-WEST FUNDS, INC.

Great-West Invesco Small Cap Value Fund

Institutional Class Ticker: MXMYX

Initial Class Ticker: MXSVX

(the “Fund”)

Supplement dated February 3, 2017 to the Prospectus and Summary Prospectus for the

Fund, each dated April 29, 2016, and the Statement of Additional Information

for Great-West Funds, Inc., dated April 29, 2016

Effective immediately, Andrew Waisburd is no longer a portfolio manager to the Fund. All references to Andrew Waisburd in the Prospectus, Summary Prospectus and Statement of Additional Information are hereby removed.

This Supplement must be accompanied by or read in conjunction with the current Prospectus and Summary

Prospectus, each dated April 29, 2016, and the Statement of Additional Information for Great-West Funds,

Inc., dated April 29, 2016.

Please keep this Supplement for future reference.